Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.96%
Aerospace & Defense–1.02%
AAR Corp.(b)	349,404	$19,563,130
Agricultural & Farm Machinery–0.51%
AGCO Corp.	104,817	9,702,910
Air Freight & Logistics–1.31%
Hub Group, Inc., Class A	676,620	25,149,965
Aluminum–0.30%
Kaiser Aluminum Corp.	95,461	5,786,846
Application Software–2.43%
Informatica, Inc., Class A(b)	1,054,812	18,406,469
MARA Holdings, Inc.(b)(c)	891,003	10,246,535
Unity Software, Inc.(b)(c)	914,261	17,910,373
		46,563,377
Asset Management & Custody Banks–1.89%
DigitalBridge Group, Inc.	1,443,274	12,729,677
Federated Hermes, Inc., Class B	574,718	23,431,253
		36,160,930
Automotive Parts & Equipment–2.49%
Dorman Products, Inc.(b)	234,408	28,255,540
Visteon Corp.(b)	251,647	19,532,840
		47,788,380
Automotive Retail–1.84%
AutoNation, Inc.(b)	218,377	35,359,604
Biotechnology–6.12%
ADMA Biologics, Inc.(b)	1,995,777	39,596,216
Ascendis Pharma A/S, ADR (Denmark)(b)	158,357	24,681,522
BridgeBio Pharma, Inc.(b)(c)	383,968	13,273,774
Merus N.V. (Netherlands)(b)	126,226	5,312,852
Soleno Therapeutics, Inc.(b)	119,734	8,554,994
Twist Bioscience Corp.(b)(c)	436,223	17,126,115
Ultragenyx Pharmaceutical, Inc.(b)	243,489	8,816,737
		117,362,210
Building Products–2.47%
Hayward Holdings, Inc.(b)	1,022,881	14,238,504
Zurn Elkay Water Solutions Corp.	1,001,429	33,027,128
		47,265,632
Commercial & Residential Mortgage Finance–1.71%
PennyMac Financial Services, Inc.	326,702	32,706,137
Construction & Engineering–0.68%
WillScot Holdings Corp.	470,785	13,087,823
Construction Machinery & Heavy Transportation Equipment– 3.12%
Allison Transmission Holdings, Inc.	304,272	29,109,702
Atmus Filtration Technologies, Inc.	491,062	18,036,707
Federal Signal Corp.	173,537	12,763,647
		59,910,056
Shares		Value
Construction Materials–1.16%
Knife River Corp.(b)	246,388	$22,226,661
Diversified Banks–0.70%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	344,602	13,411,910
Diversified REITs–1.11%
Essential Properties Realty Trust, Inc.	653,645	21,334,973
Education Services–1.49%
Stride, Inc.(b)(c)	226,482	28,649,973
Electric Utilities–1.14%
Portland General Electric Co.	488,273	21,776,976
Electrical Components & Equipment–0.49%
Regal Rexnord Corp.	82,104	9,347,540
Electronic Components–2.00%
Belden, Inc.	278,931	27,962,833
Vishay Intertechnology, Inc.	658,913	10,476,716
		38,439,549
Electronic Equipment & Instruments–1.68%
Itron, Inc.(b)	306,666	32,126,330
Environmental & Facilities Services–2.90%
ABM Industries, Inc.	463,472	21,950,034
Casella Waste Systems, Inc., Class A(b)	302,362	33,716,387
		55,666,421
Footwear–0.74%
Steven Madden Ltd.	535,077	14,254,451
Gas Utilities–1.20%
Chesapeake Utilities Corp.	179,718	23,081,183
Health Care Equipment–1.93%
Inspire Medical Systems, Inc.(b)(c)	104,739	16,682,828
Integer Holdings Corp.(b)(c)	172,754	20,386,699
		37,069,527
Health Care Facilities–1.71%
Encompass Health Corp.	174,563	17,679,741
Surgery Partners, Inc.(b)	639,623	15,191,046
		32,870,787
Health Care REITs–1.08%
American Healthcare REIT, Inc.	680,839	20,629,422
Health Care Services–2.47%
Addus HomeCare Corp.(b)(c)	117,143	11,584,271
BrightSpring Health Services, Inc.(b)	705,617	12,764,612
Guardant Health, Inc.(b)	541,470	23,066,622
		47,415,505
Homebuilding–1.47%
KB Home	485,421	28,212,668
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Hotel & Resort REITs–0.97%
DiamondRock Hospitality Co.(c)	2,403,895	$18,558,069
Human Resource & Employment Services–2.40%
Korn Ferry	461,486	31,302,595
Upwork, Inc.(b)	1,121,369	14,633,866
		45,936,461
Industrial Machinery & Supplies & Components–4.10%
Enpro, Inc.	175,605	28,411,133
ESAB Corp.	272,578	31,755,337
Gates Industrial Corp. PLC(b)	1,007,028	18,539,385
		78,705,855
Industrial REITs–1.50%
Terreno Realty Corp.(c)	454,470	28,731,593
Investment Banking & Brokerage–1.86%
BGC Group, Inc., Class A	2,029,833	18,613,569
Stifel Financial Corp.	180,331	16,998,000
		35,611,569
IT Consulting & Other Services–1.11%
ASGN, Inc.(b)	338,026	21,302,399
Life Sciences Tools & Services–1.57%
BioLife Solutions, Inc.(b)(c)	636,769	14,543,804
Repligen Corp.(b)	122,171	15,545,038
		30,088,842
Metal, Glass & Plastic Containers–1.34%
Silgan Holdings, Inc.	503,688	25,748,531
Oil & Gas Drilling–1.39%
Helmerich & Payne, Inc.(c)	1,017,567	26,578,850
Oil & Gas Exploration & Production–2.40%
Northern Oil and Gas, Inc.	993,409	30,030,754
SM Energy Co.	536,408	16,065,420
		46,096,174
Other Specialized REITs–2.62%
Four Corners Property Trust, Inc.	898,126	25,776,216
Outfront Media, Inc.	1,517,263	24,488,625
		50,264,841
Personal Care Products–2.02%
BellRing Brands, Inc.(b)	370,062	27,554,817
Interparfums, Inc.(c)	98,558	11,222,799
		38,777,616
Pharmaceuticals–0.82%
Collegium Pharmaceutical, Inc.(b)	424,592	12,674,071
Structure Therapeutics, Inc., ADR(b)(c)	176,400	3,053,484
		15,727,555
Property & Casualty Insurance–2.12%
Definity Financial Corp. (Canada)	629,174	27,955,516
Skyward Specialty Insurance Group, Inc.(b)	240,134	12,707,891
		40,663,407
Regional Banks–10.08%
Banc of California, Inc.	1,137,921	16,147,099
Berkshire Hills Bancorp, Inc.	453,247	11,825,214
Shares		Value
Regional Banks–(continued)
Cathay General Bancorp	590,324	$25,401,642
Columbia Banking System, Inc.	914,868	22,816,808
OceanFirst Financial Corp.	689,371	11,726,201
Pacific Premier Bancorp, Inc.	877,765	18,713,950
United Community Banks, Inc.	491,884	13,836,697
Webster Financial Corp.	430,945	22,215,215
Wintrust Financial Corp.	307,046	34,530,393
WSFS Financial Corp.	309,111	16,033,587
		193,246,806
Research & Consulting Services–0.50%
CACI International, Inc., Class A(b)	26,219	9,620,275
Restaurants–1.36%
Cheesecake Factory, Inc. (The)(c)	232,060	11,292,040
Texas Roadhouse, Inc.	89,065	14,840,901
		26,132,941
Semiconductor Materials & Equipment–0.70%
MKS Instruments, Inc.	168,295	13,488,844
Semiconductors–4.09%
Allegro MicroSystems, Inc. (Japan)(b)(c)	902,485	22,679,448
Lattice Semiconductor Corp.(b)	320,836	16,827,849
MACOM Technology Solutions Holdings, Inc.(b)	215,682	21,650,159
Silicon Laboratories, Inc.(b)	153,988	17,334,429
		78,491,885
Steel–2.66%
ATI, Inc.(b)	541,315	28,164,619
Commercial Metals Co.	498,154	22,920,066
		51,084,685
Systems Software–1.67%
GitLab, Inc., Class A(b)(c)	368,686	17,328,242
Progress Software Corp.	284,766	14,668,297
		31,996,539
Trading Companies & Distributors–1.03%
Air Lease Corp., Class A	409,775	19,796,230
Transaction & Payment Processing Services–0.49%
Marqeta, Inc., Class A(b)	2,286,562	9,420,635
Total Common Stocks & Other Equity Interests (Cost $1,551,718,589)		1,878,991,478
Money Market Funds–1.71%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	10,789,319	10,789,319
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	22,115,993	22,115,993
Total Money Market Funds (Cost $32,905,312)		32,905,312
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $1,584,623,901)		1,911,896,790
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.15%
Invesco Private Government Fund, 4.34%(d)(e)(f)	50,542,499	50,542,499
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	124,850,217	$124,887,673
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $175,430,172)		175,430,172
TOTAL INVESTMENTS IN SECURITIES–108.82% (Cost $1,760,054,073)		2,087,326,962
OTHER ASSETS LESS LIABILITIES—(8.82)%		(169,249,584)
NET ASSETS–100.00%		$1,918,077,378
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,728,218	$50,147,199	$(46,086,098)	$-	$-	$10,789,319	$124,615
Invesco Treasury Portfolio, Institutional Class	14,573,949	93,130,514	(85,588,470)	-	-	22,115,993	251,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,355,058	128,579,072	(149,391,631)	-	-	50,542,499	627,507*
Invesco Private Prime Fund	185,809,900	208,588,067	(269,510,294)	-	-	124,887,673	1,697,758*
Total	$278,467,125	$480,444,852	$(550,576,493)	$-	$-	$208,335,484	$2,701,320

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,878,991,478	$—	$—	$1,878,991,478
Money Market Funds	32,905,312	175,430,172	—	208,335,484
Total Investments	$1,911,896,790	$175,430,172	$—	$2,087,326,962
Invesco Main Street Small Cap Fund®